UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

(a)            A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class N Shares - SSSFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$60	1.32%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,357,073	22	$1,063,069	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Industrials
31.8%
Consumer Discretionary
22.0%
Materials
13.2%
Information Technology
10.3%
Consumer Staples
10.0%
Health Care
5.8%
Financials
4.2%

Value	Value
Financials	4.2%
Health Care	5.8%
Consumer Staples	10.0%
Information Technology	10.3%
Materials	13.2%
Consumer Discretionary	22.0%
Industrials	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
Belden	6.3%
Darling Ingredients	6.3%
Louisiana-Pacific	6.0%
US Physical Therapy	5.8%
Enerpac Tool Group, Cl A	5.6%
AGCO	5.6%
Boot Barn Holdings	5.3%
Dorman Products	4.9%
Armstrong World Industries	4.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SSSFX-SAR-2025

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class I Shares - SSSIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$48	1.07%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,357,073	22	$1,063,069	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Financials	4.2%
Health Care	5.8%
Consumer Staples	10.0%
Information Technology	10.3%
Materials	13.2%
Consumer Discretionary	22.0%
Industrials	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
Belden	6.3%
Darling Ingredients	6.3%
Louisiana-Pacific	6.0%
US Physical Therapy	5.8%
Enerpac Tool Group, Cl A	5.6%
AGCO	5.6%
Boot Barn Holdings	5.3%
Dorman Products	4.9%
Armstrong World Industries	4.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SSSIX-SAR-2025

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class N Shares - SSEFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$61	1.33%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,033,235	22	$180,765	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Industrials
49.2%
Consumer Discretionary
16.5%
Consumer Staples
10.3%
Materials
9.4%
Information Technology
6.0%
Health Care
5.5%

Value	Value
Health Care	5.5%
Information Technology	6.0%
Materials	9.4%
Consumer Staples	10.3%
Consumer Discretionary	16.5%
Industrials	49.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadridge Financial Solutions	7.6%
Darling Ingredients	6.6%
Belden	6.0%
Brink's	5.9%
Louisiana-Pacific	5.9%
US Physical Therapy	5.5%
Boot Barn Holdings	5.1%
Watsco	4.6%
Armstrong World Industries	4.5%
Murphy USA	4.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SSEFX-SAR-2025

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class I Shares - SSEIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$50	1.09%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,033,235	22	$180,765	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Information Technology	6.0%
Materials	9.4%
Consumer Staples	10.3%
Consumer Discretionary	16.5%
Industrials	49.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadridge Financial Solutions	7.6%
Darling Ingredients	6.6%
Belden	6.0%
Brink's	5.9%
Louisiana-Pacific	5.9%
US Physical Therapy	5.5%
Boot Barn Holdings	5.1%
Watsco	4.6%
Armstrong World Industries	4.5%
Murphy USA	4.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SSEIX-SAR-2025

(b)            Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	17
Other Information - (Form N-CSRS Items 8-11) (Unaudited)	30

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.3%

	Shares	Value
CONSUMER DISCRETIONARY — 22.0%
Boot Barn Holdings *	115,916	$12,452,856
Dorman Products *	94,108	11,343,778
Modine Manufacturing *	77,033	5,912,283
Murphy USA	21,703	10,196,286
Oxford Industries	124,104	7,281,182
Thor Industries	53,698	4,070,845
		51,257,230

CONSUMER STAPLES — 10.0%
Boston Beer, Cl A *	36,391	8,691,627
Darling Ingredients *	471,892	14,741,906
		23,433,533

FINANCIALS — 4.2%
Live Oak Bancshares	367,946	9,809,440

HEALTH CARE — 5.8%
US Physical Therapy	187,503	13,567,717

INDUSTRIALS — 31.8%
AGCO	141,542	13,102,543
Armstrong World Industries	77,721	10,949,335
Brink's	196,664	16,944,570
Dycom Industries *	59,778	9,106,581
Enerpac Tool Group, Cl A	293,647	13,173,004
Timken	152,100	10,931,427
		74,207,460

INFORMATION TECHNOLOGY — 10.3%
Advanced Energy Industries	63,368	6,039,604
Belden	147,709	14,807,827
Extreme Networks *	246,371	3,259,489
		24,106,920

MATERIALS — 13.2%
Ingevity *	202,121	8,001,970
Louisiana-Pacific	152,500	14,026,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2025 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — (continued)
Stepan	159,143	$8,759,231
		30,788,151
TOTAL COMMON STOCK
(Cost $219,692,401)		227,170,451

TOTAL INVESTMENTS— 97.3%
(Cost $219,692,401)		$227,170,451

Percentages are based on Net Assets of $233,357,073.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 96.9%

	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
Boot Barn Holdings *	21,282	$2,286,325
Floor & Decor Holdings, Cl A *	14,375	1,156,756
Modine Manufacturing *	15,117	1,160,230
Murphy USA	4,332	2,035,217
Thor Industries	10,551	799,872
		7,438,400

CONSUMER STAPLES — 10.3%
Boston Beer, Cl A *	6,964	1,663,282
Darling Ingredients *	95,303	2,977,265
		4,640,547

HEALTH CARE — 5.5%
US Physical Therapy	34,003	2,460,457

INDUSTRIALS — 49.2%
AGCO	20,976	1,941,749
API Group *	54,367	1,944,164
Armstrong World Industries	14,531	2,047,127
Brink's	30,870	2,659,759
Broadridge Financial Solutions	14,063	3,409,715
Dycom Industries *	10,920	1,663,553
Generac Holdings *	14,537	1,841,111
Timken	24,915	1,790,641
Trex *	17,301	1,005,188
Valmont Industries	6,318	1,802,968
Watsco	4,071	2,069,289
		22,175,264

INFORMATION TECHNOLOGY — 6.0%
Belden	26,992	2,705,948

MATERIALS — 9.4%
Ingevity *	39,393	1,559,569

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2025 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — (continued)
Louisiana-Pacific	28,843	$2,652,979
		4,212,548
TOTAL COMMON STOCK
(Cost $38,921,813)		43,633,164

TOTAL INVESTMENTS— 96.9%
(Cost $38,921,813)		$43,633,164

Percentages are based on Net Assets of $45,033,235.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Assets:
Investments, at Value (Cost $219,692,401 and $38,921,813)	$227,170,451	$43,633,164
Cash	6,373,757	1,363,806
Receivable for Capital Shares Sold	226,022	42,103
Dividend and Interest Receivable	122,760	37,710
Other Prepaid Expenses	36,039	25,198

Total Assets	233,929,029	45,101,981

Liabilities:
Payable to Investment Adviser	154,819	29,565
Payable to Administrator	19,676	3,784
Chief Compliance Officer Fees Payable	2,592	438
Shareholder Servicing Fees Payable, Class I Shares	4,531	–
Payable for Capital Shares Redeemed	282,062	115
Payable for Transfer Agent Fees	–	12,468
Other Accrued Expenses and Other Payables	108,276	22,376
Total Liabilities	571,956	68,746

Commitments and Contingencies†
Net Assets	$233,357,073	$45,033,235

Net Assets Consist of:
Paid-in Capital	$232,030,485	$42,351,637
Total Distributable Earnings	1,326,588	2,681,598
Net Assets	$233,357,073	$45,033,235

Class N Shares:
Net Assets	$25,984,086	$2,780,147
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,213,331	238,167
Net Asset Value, Offering and Redemption Price Per Share	$21.42	$11.67

Class I Shares:
Net Assets	$207,372,987	$42,253,088
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,262,672	3,621,840
Net Asset Value, Offering and Redemption Price Per Share	$22.39	$11.67

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS FOR THE PERIOD ENDED MARCH 31, 2025 (UNAUDITED)

STATEMENTS OF OPERATIONS

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Investment Income:
Dividends	$1,089,109	$206,077
Interest	198,222	39,156
Total Investment Income	1,287,331	245,233

Expenses:
Investment Advisory Fees	1,063,069	194,160
Administration Fees (Note 4)	136,073	24,853
Shareholder Serving Fees - Class N Shares (Note 4)	15,841	480
Shareholder Serving Fees - Class I Shares (Note 4)	125,900	9,608
Distribution Fees, Class N Shares	39,604	3,997
Transfer Agent Fees (Note 4)	33,011	25,335
Audit Fees	29,432	5,615
Legal Fees	26,835	4,851
Printing Fees	25,111	4,644
Registration and Filing Fees	21,931	17,858
Trustees' Fees	13,310	2,383
Chief Compliance Officer Fees	5,997	1,099
Custodian Fees (Note 4)	1,413	653
Other Expenses	23,465	5,115
Total Expenses	1,560,992	300,651

Less:
Waiver of Investment Advisory Fees	–	(13,395)
Net Expenses (Loss)	1,560,992	287,256
Net Investment Loss	(273,661)	(42,023)

Net Realized Gain (Loss) on:
Investments	2,097,833	(1,685,499)

Net Change in Unrealized Depreciation on:
Investments	(56,815,489)	(6,503,496)
Net Realized and Unrealized Loss	(54,717,656)	(8,188,995)
Net Decrease in Net Assets Resulting from Operations	$(54,991,317)	$(8,231,018)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$(273,661)	$(282,536)
Net Realized Gain (Loss)	2,097,833	33,211,055
Net Change in Unrealized Appreciation (Depreciation)	(56,815,489)	35,066,694
Net Increase (Decrease) in Net Assets Resulting From Operations	(54,991,317)	67,995,213

Distributions:
Class N Shares	(3,888,734)	(4,396,986)
Class I Shares	(29,625,771)	(34,045,379)
Total Distributions	(33,514,505)	(38,442,365)

Capital Share Transactions:

Class N Shares
Issued	580,509	1,063,436
Reinvestment of Distributions	3,829,944	4,332,763
Redeemed	(3,379,838)	(9,139,328)
Net Class N Shares Transactions	1,030,615	(3,743,129)

Class I Shares
Issued	14,151,979	43,380,171
Reinvestment of Distributions	29,453,203	33,870,767
Redeemed	(49,781,924)	(103,046,390)
Net Class I Shares Transactions	(6,176,742)	(25,795,452)
Net Decrease in Net Assets From Capital Share Transactions	(5,146,127)	(29,538,581)
Total Increase (Decrease) in Net Assets	(93,651,949)	14,267

Net Assets:
Beginning of Period/Year	327,009,022	326,994,755
End of Period/Year	$233,357,073	$327,009,022

Shares Transactions:

Class N Shares
Issued	21,087	39,534
Reinvestment of Distributions	155,815	167,353
Redeemed	(134,320)	(338,733)
Total Class N Shares Transactions	42,582	(131,846)

Class I Shares
Issued	539,921	1,544,710
Reinvestment of Distributions	1,146,932	1,261,951
Redeemed	(1,795,573)	(3,617,752)
Total Class I Shares Transactions	(108,720)	(811,091)
Net Decrease in Shares Outstanding From Share Transactions	(66,138)	(942,937)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$(42,023)	$49,076
Net Realized Gain (Loss)	(1,685,499)	6,247,541
Net Change in Unrealized Appreciation (Depreciation)	(6,503,496)	3,814,509
Net Increase (Decrease) in Net Assets Resulting From Operations	(8,231,018)	10,111,126

Distributions:
Class N Shares	(339,576)	(397,017)
Class I Shares	(5,242,343)	(4,945,302)
Total Distributions	(5,581,919)	(5,342,319)

Capital Share Transactions:

Class N Shares
Issued	16,964	191,595
Reinvestment of Distributions	334,229	391,081
Redeemed	(189,617)	(946,581)
Net Class N Shares Transactions	161,576	(363,905)

Class I Shares
Issued	1,938,788	6,727,582
Reinvestment of Distributions	4,713,077	4,558,952
Redeemed	(3,896,937)	(5,779,683)
Net Class I Shares Transactions	2,754,928	5,506,851
Net Increase in Net Assets From Capital Share Transactions	2,916,504	5,142,946
Total Increase (Decrease) in Net Assets	(10,896,433)	9,911,753

Net Assets:
Beginning of Period/Year	55,929,668	46,017,915
End of Period/Year	$45,033,235	$55,929,668

Shares Transactions:

Class N Shares
Issued	1,271	13,916
Reinvestment of Distributions	25,869	29,307
Redeemed	(13,758)	(68,462)
Total Class N Shares Transactions	13,382	(25,239)

Class I Shares
Issued	144,366	472,600
Reinvestment of Distributions	365,072	341,703
Redeemed	(293,183)	(412,998)
Total Class I Shares Transactions	216,255	401,305
Net Increase in Shares Outstanding From Share Transactions	229,637	376,066

 The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period/Year

	Class N Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Period/Year	$29.99		$27.70	$26.60	$31.13	$21.28	$22.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.05)		(0.09)	(0.10)	(0.13)	0.01	(0.01	)(1)
Net Realized and Unrealized Gain (Loss)	(5.14)		6.06	3.73	(0.96)	9.90	(0.02)
Total from Investment Operations	(5.19)		5.97	3.63	(1.09)	9.91	(0.03)

Dividends and Distributions:
Net Investment Income	–		–	–	(0.01)	–	(0.01)
Net Realized Gains	(3.38)		(3.68)	(2.53)	(3.43)	(0.06)	(1.27)
Total Dividends and Distributions	(3.38)		(3.68)	(2.53)	(3.44)	(0.06)	(1.28)
Net Asset Value, End of Period/Year	$21.42		$29.99	$27.70	$26.60	$31.13	$21.28

Total Return	(18.76	)%†	23.65%†	13.88%†	(4.31)%†	46.63%†	(0.72	)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$25,984		$35,108	$36,078	$34,619	$41,132	$31,784
Ratio of Net Expenses to Average Net Assets	1.32	%††	1.31%	1.33%	1.30%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(3)	1.32	%††	1.31%	1.33%	1.31%	1.30%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41	)%††	(0.32)%	(0.33)%	(0.43)%	0.05%	(0.05	)%(1)
Portfolio Turnover Rate‡	13	%‡	17%	40%	37%	45%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.

(3)	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period/Year

	Class I Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Period/Year	$31.15		$28.57	$27.31	$31.85	$21.73	$23.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.02)		(0.02)	(0.02)	(0.05)	0.10	0.04	(1)
Net Realized and Unrealized Gain (Loss)	(5.36)		6.28	3.81	(0.98)	10.10	(0.01)
Total from Investment Operations	(5.38)		6.26	3.79	(1.03)	10.20	0.03

Dividends and Distributions:
Net Investment Income	—		—	—	(0.08)	(0.02)	(0.07)
Net Realized Gains	(3.38)		(3.68)	(2.53)	(3.43)	(0.06)	(1.27)
Total Dividends and Distributions	(3.38)		(3.68)	(2.53)	(3.51)	(0.08)	(1.34)
Net Asset Value, End of Period/Year	$22.39		$31.15	$28.57	$27.31	$31.85	$21.73

Total Return†	(18.66	)%†	23.98%†	14.13%†	(4.04)%†	47.00%†	(0.45	)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$207,373		$291,901	$290,917	$253,638	$255,677	$136,123
Ratio of Net Expenses to Average Net Assets)	1.07	%††	1.06%	1.08%	1.05%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets(3)	1.07	%††	1.06%	1.08%	1.06%	1.04%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16	)%††	(0.06)%	(0.08)%	(0.18)%	0.31%	0.20	%(1)
Portfolio Turnover Rate‡	13	%‡	17%	40%	37%	45%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.

(3)	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class N Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Period/Year	$15.43		$14.16	$14.37	$17.18	$11.98	$11.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.03)		(0.02)	0.02	0.01	0.09	0.07	(1)
Net Realized and Unrealized Gain (Loss)	(2.18)		2.93	2.26	(0.56)	5.17	0.14
Total from Investment Operations	(2.21)		2.91	2.28	(0.55)	5.26	0.21

Dividends and Distributions:
Net Investment Income	–		(0.02)	(0.04)	(0.08)	(0.06)	(0.13)
Net Realized Gains	(1.55)		(1.62)	(2.45)	(2.18)	–	–
Total Dividends and Distributions	(1.55)		(1.64)	(2.49)	(2.26)	(0.06)	(0.13)
Net Asset Value, End of Period/Year	$11.67		$15.43	$14.16	$14.37	$17.18	$11.98

Total Return	(15.30	)%†	22.33%†	17.46%†	(4.15)%†	43.95%†	1.64	%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$2,780		$3,469	$3,541	$3,528	$4,991	$4,588
Ratio of Net Expenses to Average Net Assets	1.33	%††	1.34%	1.34%	1.34%	1.33%	1.32	%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.38	%††	1.41%	1.40%	1.50%	1.49%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39	)%††	(0.12)%	0.16%	0.03%	0.52%	0.60	%(1)
Portfolio Turnover Rate‡	6	%‡	27%	39%	27%	36%	11%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.

(3)	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2020.

(4)	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period/Year

	Class I Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Period/Year	$15.40		$14.14	$14.32	$17.12	$11.94	$11.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.01)		0.02	0.06	0.04	0.12	0.10	(1)
Net Realized and Unrealized Gain (Loss)	(2.17)		2.91	2.25	(0.54)	5.15	0.13
Total from Investment Operations	(2.18)		2.93	2.31	(0.50)	5.27	0.23

Dividends and Distributions:
Net Investment Income	—		(0.05)	(0.04)	(0.12)	(0.09)	(0.15)
Net Realized Gains	(1.55)		(1.62)	(2.45)	(2.18)	—	—
Total Dividends and Distributions	(1.55)		(1.67)	(2.49)	(2.30)	(0.09)	(0.15)
Net Asset Value, End of Period/Year	$11.67		$15.40	$14.14	$14.32	$17.12	$11.94

Total Return	(15.13	)%†	22.58%†	17.77%†	(3.88)%†	44.29%†	1.86	%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$42,253		$52,461	$42,477	$36,437	$42,723	$34,672
Ratio of Net Expenses to Average Net Assets	1.09	%††	1.09%	1.09%	1.09%	1.08%	1.07	%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.14	%††	1.16%	1.15%	1.25%	1.24%	1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15	)%††	0.12%	0.41%	0.28%	0.76%	0.85	%(1)
Portfolio Turnover Rate‡	6	%‡	27%	39%	27%	36%	11%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.

(3)	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2020.

(4)	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the SouthernSun Small Cap Fund (the "Small Cap Fund") and the SouthernSun U.S. Equity Fund (the "U.S. Equity Fund") (collectively, the "Funds"). The investment objective of each of the Funds is to seek to provide long-term capital appreciation. The Funds are classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N Shares and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N Shares and Class I Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2025, the Funds had no fair value securities.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the period ended March 31, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

As of and during the period ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If a shareholder owns Fund shares on a Fund’s record date, the shareholder will be entitled to receive the distribution.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2025, the Small Cap Fund and the U.S. Equity Fund paid $136,073 and $24,853 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees. For the period ended March 31, 2025, the Small Cap Fund and the U.S. Equity Fund paid Class N Shares and Class I Shares, $15,841 and $125,900 and $480 and $9,608, for these services, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

Brown Brother Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2025, the Small Cap Fund and the U.S. Equity Fund paid $1,413 and $653 for these services, respectively.

Atlantic Shareholder Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2025, the Small Cap Fund and the U.S. Equity Fund paid $33,011 and $25,335 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N Shares and Class I Shares from exceeding certain levels as set forth below until January 31, 2026. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2026. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the period ended March 31, 2025, the Funds did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

Accordingly, the contractual expense limitations for the Small Cap Fund and the U.S. Equity Fund are 1.25% and 1.09%, respectively.

At March 31, 2025, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Expiring 2025	Expiring 2026	Expiring 2027
Small Cap Fund	$51,614	$–	$–
U.S. Equity Fund	67,316	28,634	48,785

6. Investment Transactions:

For the period ended March 31, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund
Purchases
U.S. Government	$–	$–
Other	36,400,928	2,911,369
Sales
U.S. Government	$–	$–
Other	69,402,574	5,058,013

For the period ended March 31, 2025, there were no purchases and sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

The tax character of dividends and distributions declared during the years ended September 30, 2024 and September 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund
2024	$88,073	$38,354,292	$38,442,365
2023	–	30,053,086	30,053,086
U.S. Equity Fund
2024	507,943	4,834,376	5,342,319
2023	665,994	6,297,314	6,963,308

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund
Undistributed Long-Term Capital Gains	$27,852,781	$5,432,540
Late-Year Loss Deferral	(226,202)	–
Unrealized Appreciation	62,205,785	11,061,992
Other Temporary Differences	46	3
Net Distributable Earnings	$89,832,410	$16,494,535

Qualified late-year loss deferral represents ordinary losses realized from January 1, 2024 through September 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having risen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at March 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Aggregate Gross Net Unrealized Appreciation
Small Cap Fund	$219,692,401	$41,983,574	$(34,505,524)	$7,478,050
U.S. Equity Fund	38,921,813	9,561,371	(4,850,020)	4,711,351

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of a Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Funds’ investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, a Fund may not perform as anticipated.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) — The Funds are classified as “non-diversified,” which means a Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIAL SECTORS RISK (Small Cap Fund and U.S. Equity Fund) — A Fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FOREIGN COMPANY RISK (Small Cap Fund) — The Fund may invest in foreign companies traded on U.S. exchanges. Accordingly, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

9. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Small Cap Fund, Class N Shares	2	78%
Small Cap Fund, Class I Shares	2	81%
U.S. Equity Fund, Class N Shares	4	82%
U.S. Equity Fund, Class I Shares	3	43%

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025 (UNAUDITED)

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2025

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTE

NOTE

NOTE

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

(866) 392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-SA-001-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025